Income taxes (Schedule of Reconciliation Theoretical Income Tax Expense to Actual Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss before income taxes	$ 5,054	$ (70,910)	$ (64,853)
Statutory tax rate	23.00%	23.00%	23.00%	24.00%	25.00%
Theoretical tax benefit (expense)	$ (1,162)	$ 16,309	$ 14,916
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	28,376	(4,491)	(4,474)
Impact of preferred enterprise on deferred taxes	(17,163)	0	0
Effect of entities with different tax rates	(51)	(145)	(28)
Non-deductible expenses	(6,903)	(12,433)	(11,501)
Impact of different tax rate on temporary differences	4,252	0	(462)
Excess tax benefit on stock based compensation	607	593	1,562
Prior years	420	0	0
Write-off of NOL due to limitation on utilization	(8,305)	0	0
Uncertain tax provision	(1,111)	(302)	0
Other	(333)	(108)	(172)
Income taxes	$ (1,373)	$ (577)	$ (159)